Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income	$ 19,058	$ 64,332
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization	28,743	24,680
Gain from bargain purchase (Note 3)	0	(17,475)
Amortization of deferred charges	301	98
Gain on interest rate swap agreements (Note 8)	0	(4)
Amortization of above market acquired charters (Note 6)	8,243	5,579
Equity compensation expense (Note 10)	0	2,739
Changes in operating assets and liabilities:
Trade accounts receivable	2,110	(553)
Prepayments and other assets	(227)	(60)
Inventories	(865)	(83)
Trade accounts payable	1,665	431
Due from related parties	664	0
Due to related parties	(6,367)	3,615
Accrued liabilities	14	788
Deferred revenue	3,577	(3,429)
Dry-docking costs paid	(323)	(196)
Net cash provided by operating activities	56,593	80,462
Cash flows from investing activities:
Vessel acquisitions and improvements (Notes 3, 5)	(112)	(130,000)
Increase in restricted cash	0	(3,000)
Net cash used in investing activities	(112)	(133,000)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 9)	0	75,075
Expenses paid for issuance of Partnership units (Note 9)	0	(2,568)
Proceeds from issuance of long-term debt (Notes 3, 7)	0	54,000
Loan issuance costs	(12)	(11)
Payments of long-term debt (Note 7)	(2,700)	(1,350)
Dividends paid	(50,036)	(41,511)
Net cash (used in) / provided by financing activities	(52,748)	83,635
Net increase in cash and cash equivalents	3,733	31,097
Cash and cash equivalents at beginning of period	63,972	43,551
Cash and cash equivalents at end of period	67,705	74,648
Supplemental Cash Flow Information
Cash paid for interest	8,243	7,021
Non-Cash Investing and Financing Activities
Private placement costs relating to Class B preferred units included in liabilities (Note 9)	0	(28)
Capitalised and dry-docking vessel costs included in liabilities	$ 71	$ 321